Shareholder Report, Average Annual Return (Details)	12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000016760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	8.22%		10.99%	7.76%
C000016763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.87%		11.46%	7.58%
C000016764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000239806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016760
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%		12.32%	8.40%
Without Sales Load [Member] | C000016763
Average Annual Return [Line Items]
Average Annual Return, Percent	13.87%		11.46%	7.58%
Without Sales Load [Member] | C000016764
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%		12.60%	8.67%
Without Sales Load [Member] | C000239806
Average Annual Return [Line Items]
Average Annual Return, Percent	15.05%	17.77%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.74%	14.60%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.74%	14.60%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%		14.74%	14.60%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.88%	19.94%